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MML American Funds Core Allocation Fund
MML American Funds Core Allocation Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MML American Funds Core Allocation Fund Service Class I
Management Fees	0.20%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.28%
Total Annual Fund Operating Expenses	1.00%	[1]
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Service Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
MML American Funds Core Allocation Fund | Service Class I | USD ($)	102	318	552	1,225

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series (the “American Underlying Funds”), managed by Capital Research and Management Company (“Capital Research”), using a flexible asset allocation approach. The Fund’s investment adviser, MML Investment Advisers, LLC (the “Adviser”), invests the Fund’s assets in a combination of U.S. domestic and international American Underlying Funds. As of the date of this Prospectus, it is expected that the American Underlying Funds will include Class 1 shares of the American Funds Insurance Series - Washington Mutual Investors Fund, the American Funds Insurance Series - Growth-Income Fund, the American Funds Insurance Series - International Fund, and the American Funds Insurance Series - The Bond Fund of America. The Adviser allocates the Fund’s assets among a variety of different asset classes through investing in American Underlying Funds in response to changing market, economic, and investment conditions.
Through its investments in American Underlying Funds, the Fund may be exposed to U.S. and foreign equity securities (including both growth and value style equities and equities of any market capitalization), and U.S. and foreign fixed income securities of private or governmental issuers (including fixed income securities of any credit quality (including “junk” or “high yield” bonds) and having any maturity or duration). Issuers located outside the United States may include issuers in emerging and developing countries. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants.
An American Underlying Fund may invest in mortgage-backed or other asset-backed securities and may invest in dollar rolls and to-be-announced (“TBA”) contracts. The American Underlying Funds may hold a portion of their assets in cash or cash equivalents.
The Fund’s Adviser will rely on proprietary asset allocation models to adjust the amount of the Fund’s investments in the American Underlying Funds.
Exposure to different asset classes and strategies and American Underlying Funds will vary over time, in response to changes in the Adviser’s assessment of changing market, economic, and political factors and events that the Adviser believes may impact the value of the Fund’s investments. The Adviser in its absolute discretion may modify the selection of American Underlying Funds from time to time, and may invest in other American Underlying Funds, including any American Underlying Funds that may be created in the future. The amount of the Fund’s investment in certain investment companies or investment pools is limited by law or by tax considerations.
The table below shows the Fund’s approximate allocation to each of the identified asset classes and each American Underlying Fund as of April 5, 2024. It is possible that the allocations may be different from those shown in the table. Allocations and anticipated investment ranges will change over time. Information regarding the Fund’s actual allocations to American Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the American Underlying Funds is included in Appendix F of the Statement of Additional Information (“SAI”).
Asset Class and American Underlying Funds	Allocation
Equity	65.05%
Large Cap Equity
American Funds Insurance Series-Washington Mutual Investors Fund	27.36%
American Funds Insurance Series-Growth- Income Fund	27.62%
International/Global
American Funds Insurance Series-International Fund	10.07%
Fixed Income	34.96%
American Funds Insurance Series-The Bond Fund of America	34.96%
Note: Above allocations may not sum up to 100% due to rounding.
The Fund will bear a pro rata share of the American Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the American Underlying Funds.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class I shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and three additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments (Bloomberg U.S. Aggregate Bond Index), an index that provides a comparison relevant to the Fund’s allocation to international investments (MSCI ACWI ex USA), and a hypothetical custom index which comprises the S&P 500® (55%), Bloomberg U.S. Aggregate Bond (35%), and MSCI ACWI ex USA (10%) Indexes (Custom MML Core Allocation Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Service Class I Shares

Highest Quarter:	2Q ’20,	14.03%	Lowest Quarter:	1Q ’20,	-14.25%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - MML American Funds Core Allocation Fund	1 Year	5 Years	10 Years
Service Class I	14.37%	7.94%	6.44%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
MSCI ACWI ex USA (reflects no deduction for fees or expenses)	15.62%	7.08%	3.83%
Custom MML Core Allocation Index (reflects no deduction for fees or expenses)	17.71%	9.97%	7.84%